Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Plan Description
The following description of the Thermo Fisher Scientific Inc. 401(k) Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
Amounts reported within these financial statements and supplemental schedule are presented and calculated based on underlying unrounded amounts. As a result, the sum of components may not equal corresponding totals due to rounding.
General
The Plan is a defined contribution plan for the benefit of certain employees of Thermo Fisher Scientific Inc. (the “Plan Sponsor” or the “Company”). Fidelity Management Trust Company (“Fidelity”) is the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). U.S. employees (as defined by the Plan) of the Company and its participating subsidiaries are generally eligible to participate in the Plan upon their date of hire (or rehire).
Transfers
The Company acquired Olink Holding AB (publ) in 2024, and the Olink Proteomics Inc 401(k) Profit Sharing Plan & Trust Plan assets merged into the Plan in August 2025.
Contributions
Each year participants may contribute on a combined pre-tax and Roth basis up to 75% of their eligible annual compensation to the Plan, subject to annual individual deferral limitations under the United States Internal Revenue Code (IRC). Participants may also make after-tax contributions of up to 8% of their annual eligible compensation to the Plan (subject to maximums as determined by the Plan Administrator). Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions, as defined by the IRC. Participants may also contribute amounts representing distributions from other qualified plans. Participants direct the investment of their contributions into various investment options offered by the Plan.
The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation and their contributions invested in a designated asset allocation trust fund until changed by the participant.
The Company’s discretionary matching contribution is equal to 100% of the first 6% (5% for new participants entering the Plan on or after April 1, 2026) of eligible compensation for pre-tax and Roth participant contributions to the Plan. New participants are required to complete one year of service to qualify for the Company matching contribution. The Company’s matching contribution is invested into various investment options, including investment funds and the Company’s common stock, according to the participant's investment elections.
Participant contributions and Company matching contributions are deposited into the Plan on a bi-weekly basis or weekly for those employees on a weekly payroll. Effective April 1, 2026, Company matching contributions are deposited into the Plan semi-annually. In addition, participants are generally required to be actively employed on June 30, and December 31, to receive the match; however, participants who separate from the Company due to death, disability, or retirement will receive their match earned as of such date.
Participants may elect to roll over certain portions of their Plan accounts to a designated Roth contribution account in the Plan (“In-Plan Roth Rollover Contribution”). In-Plan Roth Rollover Contribution accounts are subject to certain restrictions.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, and Company matching contributions, as well as an allocation of Plan earnings/(losses). Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan, which are shared by participants equally, and other fees based on specific participant transactions (see Note 2). The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their pre-tax, Roth, catch-up, and after-tax contributions, as well as rollovers of previous employers’ eligible qualified plans, and any income or losses on those balances. Participants become 100% vested in the Company’s matching contributions, plus any income or losses on those balances, after two years of service.
Notes Receivable from Participants
Participants may borrow from their account balance a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant’s account, with terms generally up to 5 years except when use of the proceeds is for the purchase of a primary residence, for which terms can be up to 30 years. The loan interest rate, determined as of the beginning of each calendar month, is set at one percentage point above the prime rate as established in the Wall Street Journal. The interest rates on existing loans ranged from 3.25% to 9.50%, and 3.25% to 9.75%, at December 31, 2025 and 2024, respectively. Principal and interest are repaid through payroll deductions for current employees.
Benefit Payments and Plan Withdrawals
Upon termination of service, a participant (or beneficiary) may elect to receive the participant’s account balance in either a lump-sum payment or periodic installments. Withdrawals may be made under certain other circumstances in accordance with the Plan document.
Forfeited Accounts
At December 31, 2025 and 2024, forfeited nonvested accounts totaled $3,103,000 and $5,904,000, respectively. These accounts can be used to reduce future employer contributions, and may be used to pay Plan expenses to the extent excess forfeitures remain after funding employer contributions. In 2025, employer contributions were reduced by $10,179,000 from forfeited nonvested accounts.